Finance debt (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Borrowings	$ 26,441	$ 23,162
Current portion of non-current borrowings	2,186	2,566
Non-current portion of non-current borrowings	24,255	20,596
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Borrowings	8,066	5,563
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Borrowings	18,375	17,599
Banking Market [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Borrowings	4,514	2,828
Banking Market [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Borrowings	3,081	3,691
Capital Market [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Borrowings	3,017	2,225
Capital Market [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Borrowings	13,983	12,265
Development Banks [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Borrowings	532	508
Other Debt [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Borrowings	3	2
Other Debt [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Borrowings	122	135
Export Credit Agencies [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 1,189	$ 1,508